GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION	General Information
Sunrise Communications AG is a public company incorporated, domiciled and registered in Switzerland. The registered office of Sunrise Communications AG is located at Glattpark (Opfikon), Thurgauerstrasse 101b, 8152, Switzerland. These consolidated financial statements for the year ended 31 December 2025 and 31 December 2024 are in substance a continuation of the previously reported F-4 financials of Sunrise HoldCo V B.V. The reporting periods 2025 and 2024 presented comprise the consolidated financial statements of Sunrise Communications AG and its subsidiaries (collectively referred to as 'Sunrise'). The comparative period 2023 presented reflects the carrying amounts from the consolidated financial statements of Sunrise HoldCo V B.V. The Sunrise principal operating company, Sunrise GmbH, is a full-range telecommunications provider in Switzerland, offering mobile voice and data, landline services (retail and wholesale voice, business and integration services), video and landline Internet including Internet Protocol Television (IPTV) services to both residential and business customers as well as to other operators. Sunrise has its own national backbone landline and IP network and its own mobile network based on 4G and 5G technologies. In connection with the services it provides, Sunrise also resells handsets manufactured by third-party suppliers. In connection with the spin-off from Liberty Global Ltd (hereinafter 'LG') dated 8 November 2024, a series of reorganisation steps were completed. The transaction resulted in separation from LG and the formation of Sunrise Communications AG, whose shares are listed on the SIX Swiss Exchange. These consolidated financial statements have been approved and authorised by the Board of Directors for issuance on 17 February 2026 in accordance with a resolution of the Sunrise Board of Directors.